Selling and Marketing Expenses (Details) - Schedule of Selling and Marketing Expenses - Selling and Marketing Expense [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 454,841	$ 436,619
Employee compensation and benefits [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	139,402	54,981
Travel and promotion [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	101,116	47,633
Shipping and handling [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	70,051	105,514
Insurance [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total		8,228
Consulting fee [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	1,961	6,053
Inspection and certification fees [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	56,168	67,265
Entertainment [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	64,454	110,453
Office and miscellaneous [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 21,689	$ 36,492